The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

January 27, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Ashmore Funds

1940 Act Registration No. 811-22468

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), we are transmitting for electronic filing pursuant to Rule 30b2-1(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), an amendment to the Trust’s report on Form N-CSR for the period ended October 31, 2011, which was previously filed with the Securities and Exchange Commission on January 6, 2012 (Accession No.: 0001193125-12-005297).

This amendment is being filed to remove a single invalid character erroneously inserted by the financial printer when creating an EDGAR conversion of the report. The erroneous character was located in the financial statements of the Trust’s annual report to shareholders under Item 1 of the Form N-CSR.

Please note that the version of the Trust’s annual report to shareholders for the period ended October 31, 2011, which was mailed to the Trust’s shareholders pursuant to Rule 30e-1 under the 1940 Act, did not contain the above described typographical error.

Please direct any questions to the undersigned at (312) 557-3948.

Sincerely,

Ashmore Funds

/s/ Owen T. Meacham
Owen T. Meacham
Assistant Secretary of the Trust

Enclosures